Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Schedule of Loss Per Share
	SIX MONTHS ENDED
Loss per share	JUNE 30, 2024	JUNE 30, 2023
Loss attributable to owners of the Company	(4,339,832)	(5,944,728)
Weighted average number of shares outstanding	2,060,714	209,955
Basic and diluted loss per share	(2.11)	(28.31)
	SIX MONTHS ENDED
Loss per share for continuing operations	JUNE 30, 2024	JUNE 30, 2023
Loss attributable to owners of the Company	(4,339,832)	(4,523,866)
Weighted average number of shares outstanding	2,060,714	209,955
Basic and diluted loss per share	(2.11)	(21.55)